Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary Of Property And Equipment
The following table presents the property and equipment, net by geographic area (in thousands):

	As of December 31,
	2018	2019	2020
United States	$8,295	$7,679	$27,942
All other countries	232	222	645

Total property and equipment, net	$8,527	$7,901	$28,587